Segment information - Additional Information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$) Number	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
Disclosure of operating segments [line items]
Revenue from Major Customer	R$ 40,418,596	R$ 43,950,742	R$ 39,468,497
Rumo S.A. [member] | Major Customers [member]
Disclosure of operating segments [line items]
Percentage of net revenue	10.34%	12.10%	3.07%
Revenue from Major Customer	R$ 1,323,753	R$ 1,763,541	R$ 1,213,263
Moove [member]
Disclosure of operating segments [line items]
Number of countries in which business operates | Number	10
Cosan S.A. [member] | Major Customers [member]
Disclosure of operating segments [line items]
Percentage of net revenue	3.30%